UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R.

Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2020

MFS® Government Markets Income Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site, and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-637-2304 or by logging into your Investor Center account at www.computershare.com/investor.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-637-2304 to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MGF-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Government Markets Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Government Markets Income Trust

New York Stock Exchange Symbol: MGF

Contact information	back cover

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery;

however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

July 17, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	51.1%
U.S. Treasury Securities	23.6%
Investment Grade Corporates	14.0%
Emerging Markets Bonds	4.7%
Commercial Mortgage-Backed Securities	3.0%
Municipal Bonds	2.9%
U.S. Government Agencies	1.4%
Collateralized Debt Obligations	0.9%
Asset-Backed Securities	0.5%
Non-U.S. Government Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	3.2%
AA	3.2%
A	7.6%
BBB	10.5%
BB	1.5%
BB	0.1%
U.S. Government	24.7%
Federal Agencies	52.5%
Not Rated	(1.0)%
Cash & Cash Equivalents	(3.4)%
Other	1.1%

Portfolio facts (i)
Average Duration (d)	5.8
Average Effective Maturity (m)	8.7 yrs.

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts and disbursements.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of May 31, 2020.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILE

Portfolio Manager	Primary Role	Since	Title and Five Year History
Geoffrey Schechter	Lead and U.S. Government Securities Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s target annual distribution rate is calculated based on an annual rate of 7.25% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 102.9%
U.S. Bonds - 96.2%
Aerospace - 0.4%
Boeing Co., 5.805%, 5/01/2050	$500,000	$567,297

Asset-Backed & Securitized - 4.4%
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.233% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	$342,951	$329,583
BBCMS Mortgage Trust 2017-C1,“A-4”, 3.674%, 2/15/2050	490,000	541,690
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053	375,000	399,013
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	100,000	96,962
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	159,481	161,906
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	283,088	289,934
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	134,582	147,224
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.88%, 12/15/2072 (i)(n)	1,442,699	88,772
COMM 2013-WWP Mortgage Trust, 3.897%, 3/10/2031 (n)	564,000	601,528
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	290,814	314,318
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	327,000	347,140
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	292,470	316,081
DLL Securitization Trust, 2019-DA1, “A2”, 2.79%, 11/22/2021 (n)	195,933	196,502
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	129,802	129,847
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	245,853	264,410
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 2.619% (LIBOR -3mo. + 1.4%), 4/15/2028 (n)	429,010	413,289
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 2.635% (LIBOR -3mo. + 1.5%), 4/19/2030 (n)	452,738	438,669
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	59,686	66,053
Morgan Stanley Capital I Trust, 2014-MP, 3.693%, 8/11/2033 (n)	100,000	102,338
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.863%, 12/15/2051 (i)	1,676,016	94,440
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 2.018% (LIBOR -3mo. + 0.8%), 1/15/2028 (n)	245,981	240,220
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 2.419% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	383,677	378,404
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	279,000	305,729
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.951%, 1/15/2052 (i)(n)	991,436	60,607

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued

Asset-Backed & Securitized - continued
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	$590,926	$643,939

		$6,968,598
Automotive - 0.4%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$233,000	$232,868
Hyundai Capital America, 2.375%, 2/10/2023 (n)	115,000	113,548
Toyota Motor Credit Corp., 3.375%, 4/01/2030	320,000	359,586

		$706,002
Broadcasting - 0.6%
Discovery, Inc., 4.65%, 5/15/2050	$229,000	$244,609
Walt Disney Co., 3.5%, 5/13/2040	612,000	672,898

		$917,507
Brokerage & Asset Managers - 0.3%
Raymond James Financial, 4.65%, 4/01/2030	$374,000	$429,640

Building - 0.0%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$88,117

Business Services - 0.2%
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	$271,000	$298,592

Cable TV - 0.2%
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$276,580
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	107,250

		$383,830
Computer Software - Systems - 0.4%
Apple, Inc., 3.25%, 2/23/2026	$400,000	$451,175
Apple, Inc., 4.375%, 5/13/2045	121,000	158,106

		$609,281
Consumer Services - 0.5%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$168,589
Visa, Inc., 1.9%, 4/15/2027	620,000	649,141

		$817,730
Electronics - 0.5%
Broadcom, Inc., 4.75%, 4/15/2029 (n)	$750,000	$825,529

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Energy - Integrated - 0.5%
Exxon Mobil Corp., 3.452%, 4/15/2051	$714,000	$786,559

Food & Beverages - 1.8%
Campbell Soup Co., 3.125%, 4/24/2050	$366,000	$362,951
Constellation Brands, Inc., 4.65%, 11/15/2028	1,500,000	1,743,920
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	650,000	709,009
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	46,324

		$2,862,204
Industrial - 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$26,000	$26,223
Howard University, Washington D.C., 2.738%, 10/01/2022	28,000	28,358
Howard University, Washington D.C., 2.801%, 10/01/2023	31,000	31,707
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	33,000	33,694
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	42,000	42,027

		$162,009
Insurance - 0.1%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$126,764

Insurance - Health - 0.6%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$878,932

Insurance - Property & Casualty - 0.1%
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$99,000	$101,142

Machinery & Tools - 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$625,000	$636,498

Major Banks - 1.1%
Bank of America Corp., 3.004%, 12/20/2023	$183,000	$191,049
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	241,000	257,468
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051	485,000	489,599
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	588,000	653,459
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031 (n)	138,000	152,907

		$1,744,482
Medical & Health Technology & Services - 1.5%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$140,000	$172,071
HCA, Inc., 4.125%, 6/15/2029	785,000	852,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Medical & Health Technology & Services - continued
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	$106,000	$127,897
Montefiore Obligated Group, 5.246%, 11/01/2048	614,000	739,205
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	175,000	202,503
Toledo Hospital, AGM, 5.325%, 11/15/2028	250,000	292,370

		$2,387,036
Mortgage-Backed - 51.0%
Fannie Mae, 6%, 7/01/2021 - 7/01/2037	$569,916	$657,020
Fannie Mae, 2.152%, 1/25/2023	246,457	251,944
Fannie Mae, 2.41%, 5/01/2023	119,670	124,180
Fannie Mae, 2.55%, 5/01/2023	102,817	107,091
Fannie Mae, 2.59%, 5/01/2023	65,319	68,112
Fannie Mae, 3.78%, 10/01/2023	60,520	65,460
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	5,582,389	6,013,939
Fannie Mae, 2.7%, 7/01/2025	200,000	215,388
Fannie Mae, 3.43%, 6/01/2026	187,751	209,923
Fannie Mae, 3.59%, 9/01/2026	69,332	78,283
Fannie Mae, 2.28%, 11/01/2026	72,116	76,571
Fannie Mae, 2.584%, 12/25/2026	729,000	791,813
Fannie Mae, 3.045%, 3/25/2028	363,000	408,305
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	7,383,865	8,094,753
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	6,569,794	6,977,603
Fannie Mae, 4.96%, 6/01/2030	107,950	127,734
Fannie Mae, 6.5%, 5/01/2031 - 2/01/2037	356,559	407,957
Fannie Mae, 2.5%, 11/01/2031 - 3/01/2050	1,230,506	1,287,210
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	174,901	18,342
Fannie Mae, 3%, 2/25/2033 (i)	196,950	21,491
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	2,076,892	2,418,878
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	588,007	672,782
Fannie Mae, 4.5%, 1/01/2040 - 4/01/2044	3,545,097	3,943,691
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	391,207	401,684
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	951,825	967,713
Fannie Mae, 2.75%, 9/25/2042	222,679	233,357
Fannie Mae, TBA, 2.5%, 6/25/2035 - 7/25/2050	3,574,999	3,719,844
Fannie Mae, TBA, 3%, 6/25/2035 - 7/25/2050	1,423,704	1,496,237
Fannie Mae, TBA, 2%, 7/25/2035 - 7/25/2050	700,000	714,132
Freddie Mac, 3.808%, 8/25/2020	95,792	96,090
Freddie Mac, 3.034%, 10/25/2020	180,871	181,030
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	281,677	324,915
Freddie Mac, 2.355%, 7/25/2022	500,000	515,735
Freddie Mac, 2.51%, 11/25/2022	496,000	515,519
Freddie Mac, 3.32%, 2/25/2023	433,000	460,464

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.06%, 7/25/2023	$294,000	$313,662
Freddie Mac, 3.458%, 8/25/2023	367,000	396,458
Freddie Mac, 0.879%, 4/25/2024 (i)	4,034,604	109,648
Freddie Mac, 0.606%, 7/25/2024 (i)	4,729,734	99,697
Freddie Mac, 3.064%, 8/25/2024	489,568	529,980
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	647,356	717,314
Freddie Mac, 2.67%, 12/25/2024	827,000	892,155
Freddie Mac, 2.811%, 1/25/2025	642,000	697,282
Freddie Mac, 3.329%, 5/25/2025	928,000	1,033,665
Freddie Mac, 3.01%, 7/25/2025	225,000	247,648
Freddie Mac, 3.3%, 10/25/2026	605,000	684,851
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	7,241,156	7,808,864
Freddie Mac, 1.482%, 3/25/2027 (i)	391,000	32,216
Freddie Mac, 0.577%, 7/25/2027 (i)	8,564,508	306,949
Freddie Mac, 0.434%, 8/25/2027 (i)	6,730,439	182,770
Freddie Mac, 0.29%, 1/25/2028 (i)	12,218,628	261,016
Freddie Mac, 0.303%, 1/25/2028 (i)	5,031,739	109,940
Freddie Mac, 0.134%, 2/25/2028 (i)	14,190,934	159,310
Freddie Mac, 2.5%, 3/15/2028	52,535	54,696
Freddie Mac, 0.119%, 4/25/2028 (i)	9,077,645	95,225
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	5,678,979	6,104,669
Freddie Mac, 3.854%, 6/25/2028	300,000	354,625
Freddie Mac, 3.926%, 7/25/2028	909,308	1,082,270
Freddie Mac, 3.78%, 10/25/2028	275,000	325,185
Freddie Mac, 4.06%, 10/25/2028	423,000	509,743
Freddie Mac, 1.089%, 7/25/2029 (i)	1,262,161	103,938
Freddie Mac, 1.27%, 8/25/2029 (i)	2,566,371	220,149
Freddie Mac, 0.757%, 11/25/2029 (i)	5,691,353	282,667
Freddie Mac, 1.639%, 1/25/2030	82,577	85,873
Freddie Mac, 1.916%, 4/25/2030 (i)	474,822	70,861
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	331,424	386,536
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	1,518,779	1,742,328
Freddie Mac, 5.5%, 2/15/2036 (i)	51,364	10,191
Freddie Mac, 2%, 8/15/2036	627,935	637,639
Freddie Mac, 6.5%, 5/01/2037	54,824	62,741
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	401,133	439,314
Freddie Mac, 4.5%, 12/15/2040 (i)	19,480	1,867
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	663,688	771,309
Ginnie Mae, 5.705%, 8/20/2034	143,376	166,099
Ginnie Mae, 5.877%, 1/20/2039	188,869	220,872
Ginnie Mae, 4%, 5/16/2039 - 4/20/2050	770,859	835,077
Ginnie Mae, 4.5%, 9/20/2041	221,362	245,207

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 3.5%, 10/20/2041 (i)	$88,611	$7,502
Ginnie Mae, 3.5%, 4/15/2042 - 12/20/2049	1,552,163	1,695,489
Ginnie Mae, 2.5%, 6/20/2042	20,000	21,233
Ginnie Mae, 4%, 8/16/2042 (i)	81,325	11,792
Ginnie Mae, 2.25%, 9/20/2043	132,680	135,057
Ginnie Mae, 3%, 4/20/2045 - 4/20/2050	3,082,037	3,273,624
Ginnie Mae, 5.87%, 4/20/2058	5,715	6,652
Ginnie Mae, 0.659%, 2/16/2059 (i)	526,094	27,762
Ginnie Mae, TBA, 3.5%, 6/15/2050	1,275,000	1,351,799
Ginnie Mae, TBA, 3%, 6/22/2050	1,775,000	1,879,004
Ginnie Mae, TBA, 4%, 6/22/2050	125,000	133,149

		$80,600,759
Municipals - 2.9%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$750,000	$736,058
Chicago, IL, “C”, AGM, 6.207%, 1/01/2036	795,000	949,556
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 3.411%, 1/01/2043	240,000	235,190
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	1,182,000	1,127,096
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	52,123
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036	1,215,000	1,244,367
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	195,000	195,183

		$4,539,573
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$130,000	$151,730

Pharmaceuticals - 0.1%
Gilead Sciences, Inc., 4.5%, 2/01/2045	$82,000	$105,878

Retailers - 0.6%
Home Depot, Inc., 2.7%, 4/15/2030	$700,000	$765,185
Target Corp., 2.65%, 9/15/2030	138,000	150,296

		$915,481
Specialty Stores - 0.4%
TJX Cos., Inc., 3.75%, 4/15/2027	$600,000	$680,991

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$158,000	$242,159

Telecommunications - Wireless - 0.4%
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)	$650,000	$717,875

Transportation - Services - 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$35,188

U.S. Government Agencies and Equivalents - 1.4%
AID Tunisia, 2.452%, 7/24/2021	$235,000	$236,222
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	418,000	421,893
Private Export Funding Corp., 2.3%, 9/15/2020	360,000	361,969
Small Business Administration, 6.35%, 4/01/2021	5,612	5,698
Small Business Administration, 6.34%, 5/01/2021	8,503	8,671
Small Business Administration, 6.44%, 6/01/2021	12,616	12,827
Small Business Administration, 6.625%, 7/01/2021	12,351	12,549
Small Business Administration, 5.52%, 6/01/2024	41,361	43,793
Small Business Administration, 2.21%, 2/01/2033	149,686	153,923
Small Business Administration, 2.22%, 3/01/2033	234,349	241,520
Small Business Administration, 3.15%, 7/01/2033	201,508	212,940
Small Business Administration, 3.62%, 9/01/2033	180,452	193,757
Tennessee Valley Authority, 0.75%, 5/15/2025	268,000	270,715

		$2,176,477
U.S. Treasury Obligations - 24.6%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$48,000	$67,106
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	537,285
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,725,491
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	7,173,122
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	614,746
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	2,215,511
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	4,954,091
U.S. Treasury Bonds, 2.875%, 11/15/2046	4,322,000	5,749,779
U.S. Treasury Bonds, 3%, 2/15/2048	804,400	1,101,588
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	630,553
U.S. Treasury Notes, 2.5%, 5/15/2024	2,955,000	3,216,679
U.S. Treasury Notes, 2.875%, 7/31/2025	3,100,000	3,501,910
U.S. Treasury Notes, 2%, 8/15/2025	98,000	106,361
U.S. Treasury Notes, 2%, 11/15/2026	6,071,000	6,665,531
U.S. Treasury Notes, 1.75%, 11/15/2029	518,000	572,107

		$38,831,860

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Utilities - Electric Power - 0.5%
FirstEnergy Corp., 3.9%, 7/15/2027	$694,000	$775,240
Total U.S. Bonds		$152,070,960

Foreign Bonds - 6.7%
Australia - 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$17,341

Belgium - 0.1%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$150,000	$158,881

Brazil - 0.2%
Centrais Eletricas Brasileiras S.A., 3.625%, 2/04/2025 (n)	$400,000	$372,400

Chile - 0.6%
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	$241,000	$243,410
Empresa de Transporte de Pasajeros Metro S.A. (Republic of Chile), 3.65%, 5/07/2030 (n)	218,000	232,279
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	200,000	213,000
Transelec S.A., 4.25%, 1/14/2025	200,000	211,500

		$900,189
China - 0.4%
Industrial and Commercial Bank of China, 4.875%, 9/21/2025	$294,000	$326,644
State Grid Overseas Investment (2014) Ltd. (People’s Republic of China), 4.125%, 5/07/2024 (n)	240,000	261,755

		$588,399
Croatia - 0.2%
Republic of Croatia, 6.375%, 3/24/2021	$306,000	$316,404

Germany - 0.2%
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)	$260,000	$262,834

India - 0.2%
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	$370,000	$380,760

Italy - 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$366,000	$375,597

Kazakhstan - 0.3%
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)	$434,000	$484,865

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Foreign Bonds - continued
Kuwait - 0.1%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$253,000	$250,727

Malaysia - 0.6%
Petronas Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)	$386,000	$422,921
Petronas Capital Ltd. (Federation of Malaysia), 4.55%, 4/21/2050 (n)	469,000	566,873

		$989,794
Mexico - 0.5%
United Mexican States, 3.9%, 4/27/2025	$200,000	$210,700
United Mexican States, 4.75%, 4/27/2032	524,000	567,230

		$777,930
Netherlands - 0.2%
ING Groep N.V., 3.15%, 3/29/2022	$350,000	$361,941

Panama - 0.5%
Republic of Panama, 3.16%, 1/23/2030	$358,000	$375,904
Republic of Panama, 4.5%, 4/01/2056	297,000	350,166

		$726,070
Peru - 0.5%
Peru LNG, 5.375%, 3/22/2030 (n)	$200,000	$142,200
Petroleos del Peru S.A., 4.75%, 6/19/2032	455,000	492,765
Republic of Peru, 2.392%, 1/23/2026	149,000	154,066

		$789,031
Qatar - 0.3%
State of Qatar, 3.75%, 4/16/2030 (n)	$398,000	$442,775

Singapore - 0.2%
United Overseas Bank Ltd., 3.75% to 4/15/2024, FLR (CMT - 5yr. + 1.5%) to 4/15/2029 (n)	$309,000	$321,963

United Arab Emirates - 0.3%
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)	$429,000	$438,249

United Kingdom - 1.1%
B.A.T Capital Corp., 2.764%, 8/15/2022	$438,000	$451,296
B.A.T Capital Corp., 4.7%, 4/02/2027	600,000	671,356
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	266,000	272,455
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	267,000	281,955

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Foreign Bonds - continued
United Kingdom - continued
Reynolds American, Inc., 4%, 6/12/2022	$79,000	$82,962

		$1,760,024
Total Foreign Bonds		$10,716,174
Total Bonds (Identified Cost, $147,882,411)		$162,787,134

Investment Companies (h) - 3.2%
Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.19% (v) (Identified Cost, $5,027,670)	5,027,175	$5,027,678

Other Assets, Less Liabilities - (6.1)%		(9,703,255)
Net Assets - 100.0%		$158,111,557

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $5,027,678 and $162,787,134, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,930,643, representing 6.9% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/20

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	29,802	USD	32,455	Citibank N.A.	7/17/2020	$657

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	54	$11,925,563	September - 2020	$4,450

Liability Derivatives

Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	7	$973,453	September - 2020	$(25)
U.S. Treasury Bond	Short	USD	82	14,626,750	September - 2020	(64,364)

						$(64,389)

At May 31, 2020, the fund had liquid securities with an aggregate value of $489,030 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $147,882,411)	$162,787,134
Investments in affiliated issuers, at value (identified cost, $5,027,670)	5,027,678
Receivables for
Forward foreign currency exchange contracts	657
Investments sold on an extended settlement basis	4,968,688
Interest	718,930
Other assets	21,382
Total assets	$173,524,469

Liabilities
Payables for
Distributions	$49,337
Net daily variation margin on open futures contracts	102,995
Investments purchased	868,762
Investments purchased on an extended settlement basis	14,272,842
Payable to affiliates
Investment adviser	8,086
Administrative services fee	355
Transfer agent and dividend disbursing costs	3,134
Payable for independent Trustees’ compensation	17,341
Accrued expenses and other liabilities	90,060
Total liabilities	$15,412,912
Net assets	$158,111,557

Net assets consist of
Paid-in capital	$156,795,610
Total distributable earnings (loss)	1,315,947
Net assets	$158,111,557
Shares of beneficial interest outstanding	32,586,290
Net asset value per share (net assets of $158,111,557 / 32,586,290 shares of beneficial interest outstanding)	$4.85

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$2,203,123
Dividends from affiliated issuers	20,042
Other	752
Foreign taxes withheld	(21)
Total investment income	$2,223,896
Expenses
Management fee	$371,805
Transfer agent and dividend disbursing costs	30,680
Administrative services fee	15,836
Independent Trustees’ compensation	18,119
Stock exchange fee	15,897
Custodian fee	6,501
Shareholder communications	32,130
Audit and tax fees	41,240
Legal fees	1,815
Miscellaneous	25,411
Total expenses	$559,434
Net investment income (loss)	$1,664,462

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,060,802
Affiliated issuers	337
Futures contracts	(501,331)
Forward foreign currency exchange contracts	2,944
Foreign currency	(563)
Net realized gain (loss)	$562,189
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$6,835,043
Affiliated issuers	(91)
Futures contracts	(91,878)
Forward foreign currency exchange contracts	1,308
Translation of assets and liabilities in foreign currencies	60
Net unrealized gain (loss)	$6,744,442
Net realized and unrealized gain (loss)	$7,306,631
Change in net assets from operations	$8,971,093

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/20 (unaudited)	Year ended 11/30/19

From operations
Net investment income (loss)	$1,664,462	$3,789,080
Net realized gain (loss)	562,189	440,180
Net unrealized gain (loss)	6,744,442	10,278,659
Change in net assets from operations	$8,971,093	$14,507,919
Distributions to shareholders	$(1,759,908)	$(4,160,922)
Tax return of capital distributions to shareholders	$—	$(7,043,761)
Distributions from other sources	$(3,872,705)	$—
Change in net assets from fund share transactions	$(63,246)	$—
Total change in net assets	$3,275,234	$3,303,236

Net assets
At beginning of period	154,836,323	151,533,087
At end of period	$158,111,557	$154,836,323

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/20		Year ended
			11/30/19	11/30/18	11/30/17	11/30/16		11/30/15
	(unaudited)
Net asset value, beginning of period	$4.75		$4.65	$5.08	$5.35	$5.67		$6.07

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.12	$0.12	$0.14	$0.16	(c)	$0.17
Net realized and unrealized gain (loss)	0.22		0.32	(0.20)	(0.03)	(0.07)		(0.14)
Total from investment operations	$0.27		$0.44	$(0.08)	$0.11	$0.09		$0.03

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.13)	$(0.14)	$(0.18)	$(0.20)		$(0.20)
From tax return of capital	—		(0.21)	(0.21)	(0.20)	(0.21)		(0.23)
From other sources	(0.12)		—	—	—	—		—
Total distributions declared to shareholders	$(0.17)		$(0.34)	$(0.35)	$(0.38)	$(0.41)		$(0.43)
Net increase from repurchase of capital shares	$0.00	(w)	$—	$—	$—	$—		$—
Net asset value, end of period (x)	$4.85		$4.75	$4.65	$5.08	$5.35		$5.67
Market value, end of period	$4.66		$4.56	$4.36	$4.81	$5.06		$5.26
Total return at market value (%)	6.07	(n)	12.76	(2.05)	2.62	3.82		(2.02)
Total return at net asset value (%) (j)(r)(s)(x)	5.98	(n)	10.13	(1.09)	2.50	1.84	(c)	0.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.72	(a)	0.74	0.75	0.75	0.72	(c)	0.76
Net investment income (loss)	2.14	(a)	2.45	2.57	2.64	2.78	(c)	2.84
Portfolio turnover	66	(n)	48	21	32	41		74
Net assets at end of period (000 omitted)	$158,112		$154,836	$151,533	$165,599	$174,396		$184,824

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Government Markets Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

Notes to Financial Statements (unaudited) – continued

or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$41,008,337	$—	$41,008,337
Non-U.S. Sovereign Debt	—	7,133,052	—	7,133,052
Municipal Bonds	—	4,539,573	—	4,539,573
U.S. Corporate Bonds	—	18,711,533	—	18,711,533
Residential Mortgage-Backed Securities	—	80,600,759	—	80,600,759
Commercial Mortgage-Backed Securities	—	4,752,712	—	4,752,712
Asset-Backed Securities (including CDOs)	—	2,215,886	—	2,215,886
Foreign Bonds	—	3,825,282	—	3,825,282
Mutual Funds	5,027,678	—	—	5,027,678
Total	$5,027,678	$162,787,134	$—	$167,814,812

Other Financial Instruments
Futures Contracts – Assets	$4,450	$—	$—	$4,450
Futures Contracts – Liabilities	(64,389)	—	—	(64,389)
Forward Foreign Currency Exchange Contracts – Assets	—	657	—	657

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$4,450	$(64,389)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	657	—
Total		$5,107	$(64,389)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(501,331)	$—
Foreign Exchange	—	2,944
Total	$(501,331)	$2,944

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(91,878)	$—
Foreign Exchange	—	1,308
Total	$(91,878)	$1,308

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party

Notes to Financial Statements (unaudited) – continued

to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the

Notes to Financial Statements (unaudited) – continued

terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

TBA Dollar Roll Transactions – The fund enters into TBA dollar roll transactions in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. TBA dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased or sold on an extended settlement basis which includes “when-issued”, “delayed delivery” or “To Be Announced” (TBA) securities. For extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement time. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S.

Notes to Financial Statements (unaudited) – continued

Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, TBA, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in Investments purchased or sold on an extended settlement basis in the Statement of Assets and Liabilities. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.

For the six months ended May 31, 2020, the amount of distributions estimated to be a tax return of capital was approximately $3,872,705 which is reported as distributions from other sources in the Statements of Changes in Net Assets.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/19
Ordinary income (including any short-term capital gains)	$4,160,922
Tax return of capital (b)	7,043,761

Total distributions	$11,204,683

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/20

Cost of investments	$155,794,065
Gross appreciation	12,213,645

Gross depreciation	(192,898)
Net unrealized appreciation (depreciation)	$12,020,747

As of 11/30/19

Capital loss carryforwards	(7,085,865)
Other temporary differences	(66,649)
Net unrealized appreciation (depreciation)	5,129,981

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(220,591)
Long-Term	(6,865,274)
Total	$(7,085,865)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.33% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2021. For the six months ended May 31, 2020, the fund’s average daily net assets and gross income fees did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2020 was equivalent to an annual effective rate of 0.48% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.80% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2021. For the six months

Notes to Financial Statements (unaudited) – continued

ended May 31, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2020, these fees paid to MFSC amounted to $9,680.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2020 was equivalent to an annual effective rate of 0.0203% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $747 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2020. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $17,341 at May 31, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the six months ended May 31, 2020, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$87,390,483	$97,944,215
Non-U.S. Government securities	18,432,308	11,456,731

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 14,827 shares of beneficial interest during the six months ended May 31, 2020 at an average price per share of $4.27 and a weighted average discount of 8.47% per share. The fund did not repurchase any shares for the year ended November 30, 2019.

	Six months ended 5/31/20		Year ended 11/30/19

	Shares	Amount	Shares	Amount
Capital shares repurchased	(14,827)	$(63,246)	—	$—

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2020, the fund’s commitment fee and interest expense were $416 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,624,892	$28,918,674	$27,516,134	$337	$(91)	$5,027,678

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$20,042	$—

Notes to Financial Statements (unaudited) – continued

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Government Markets Income Trust:

Results of Review of Interim Financial Statements

We have reviewed the accompanying statement of assets and liabilities of MFS Government Markets Income Trust (the “Trust”), including the portfolio of investments, as of May 31, 2020, and the related statements of operations and changes in net assets and the financial highlights for the six-month period ended May 31, 2020, and the related notes. Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of assets and liabilities, including the portfolio of investments, as of November 30, 2019 (not presented herein), the related statement of operations for the year ended November 30, 2019 (not presented herein), the statements of changes in net assets for the years ended November 30, 2019, and November 30, 2018 (2018 not presented herein) and the financial highlights for each of the five years in the period ended November 30, 2019; and in our report dated January 15, 2020, we expressed an unqualified opinion on those financial statements.

Basis for Review Results

These interim financial statements and financial highlights are the responsibility of the Trust’s management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our review in accordance with the standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 17, 2020

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/closedendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/closedendfunds by choosing the fund’s name.

Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 505005

Louisville, KY 40233-5005

New York Stock Exchange Symbol: MGF

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Government Markets Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Government Markets Income Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/19-12/31/19	0	N/A	0	3,260,111
1/01/20-1/31/20	0	N/A	0	3,260,111
2/01/20-2/28/20	0	N/A	0	3,260,111
3/01/20-3/31/20	14,827	4.27	14,827	3,245,284
4/01/20-4/30/20	0	N/A	0	3,245,284
5/01/20-5/31/20	0	N/A	0	3,245,284

Total	14,827	4.27	14,827

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2019 plan year is 3,260,111.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 17, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2020

*	Print name and title of each signing officer under his or her signature.